Other Comprehensive Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Comprehensive Income (Loss), Tax [Abstract]
Unrealized appreciation on available for sale securities, beginning balance	$ 3,912,000	$ 6,168,000
Change in unrealized appreciation on available-for-sale securities	5,988,000	(2,256,000)	3,522,000
Unrealized appreciation on available for sale securities, ending balance	9,900,000	3,912,000	6,168,000
Pension liablity adjustment, beginning balance	(9,895,840)	(8,529,441)
Pension liability adjustment, changes	(601,778)	(1,366,399)	(453,765)
Pension liability adjustment, ending balance	(10,497,618)	(9,895,840)	(8,529,441)
Postretirement liability adjustment, beginning balance	(6,213,194)	(8,312,977)
Postretirement liability adjustment, changes	(563,961)	2,099,783	(908,310)
Postretirement liability adjustment, ending balance	(6,777,155)	(6,213,194)	(8,312,977)
Accumulated other comprehensive income (loss), beginning balance	(12,197,034)	(10,674,418)
Other comprehensive income (loss)	4,822,261	(1,522,616)
Accumulated other comprehensive income (loss), ending balance	$ (7,374,773)	$ (12,197,034)	$ (10,674,418)